                     ANNUAL FINANCIAL STATEMENTS


            ---------------------------------------------


                      THE FUND FOR LIFE SERIES

                                 OF

                            THE GCG TRUST

            ---------------------------------------------

                          DECEMBER 31, 1999







GOLDENSELECT/R/ products are issued by Golden American Life Insurance
                             Company and
        distributed by Directed Services, Inc., member NASD.






                         [GoldenSelect Logo]

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================

                        FINANCIAL STATEMENTS
                          DECEMBER 31, 1999




TABLE OF CONTENTS                                             PAGE
-----------------

President's Letter                                              3

Management's Discussion and Analysis                            4

Report of Independent Auditors                                  6

Statement of Assets and Liabilities                             7

Statement of Operations                                         8

Statement of Changes in Net Assets                              9

Financial Highlights                                           10

Portfolio of Investments                                       11

Notes to Financial Statements                                  12

February 22, 2000

Dear Shareholders of The Fund For Life Series of The GCG Trust,

We are pleased to provide you with your 1999 Annual Report (the "Report") for The Fund For Life Series of The GCG Trust.

1999  was another strong year for U.S. equity markets.  The Fund  For
Life performance reflected these economic trends as is noted in the portfolio manager's report.

In order to protect remaining shareholders from high expense ratios, Directed Services, Inc., the Manager, agreed to absorb a portion of the expenses while we are considering various options to address this problem. In addition, the Manager is no longer taking a management fee.

If you have any questions or require any additional information, please call our Customer Service area at 1-800-366-0066.

Sincerely,


/s/ Barnett Chernow
Barnett Chernow
President










 GOLDENSELECT products are issued by Golden American Life Insurance
                             Company and
         distributed by Directed Services, Inc., member NASD

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================

                MANAGEMENT'S DISCUSSION AND ANALYSIS


The investment objective of The Fund For Life Series (the "Fund") of The GCG Trust is high total investment return (capital appreciation and current income) consistent with prudent investment risk and a balanced investment approach. The Fund seeks to achieve its objective by investing in shares of other mutual funds using an allocation strategy that emphasizes mutual funds that invest primarily in domestic equity securities (approximately 60%), while also allocating a portion of the Fund's assets to mutual funds that invest in international equity securities (approximately 10%), and to mutual funds that invest primarily in debt securities rated at least investment grade (approximately 30%).

Strong performance in the equity market and debt market contributed to the performance of the Fund during 1999. For the year ended December 31, 1999, the Fund had a total return of 21.82%, compared to a blended return of 18.14% of three indices, namely the Standard & Poor's 500, Morgan Stanley/Capital International Pacific and Lehman Aggregate Bond indices. This blend covers the same time period and is computed using the same percentage allocation of investments held by the Fund. The following total return of each index for the year ended December 31, 1999 was S&P 500 Index - 21.03%, Morgan Stanley/Capital International Pacific Index - 57.63% and the Lehman Aggregate Bond Index - (0.82%).

The Fund For Life Series

Plot Points For The Graph
For The Period Ended December 31, 1999


The following table replaces a graph showing growth of an initial investment of $10,000, with reinvestment of dividends and distributions in the Fund For Life Series of The GCG Trust, the Lehman Aggregate Bond Index, the Morgan Stanley/Capital International Pacific Index ("MSCI Index"), the S & P 500 Index and a blended index consisting of 60% S & P 500 Index, 30% Lehman Aggregate Bond Index and 10% MSCI Index. The graph indicates the growth from March 1, 1993 (Inception date of The Fund For Life Series of The GCG Trust) through December 31, 1999.

         60% S&P 500,                 Morgan
         30% Lehman      Lehman       Stanley/
         Aggregate Bond  Aggregate    Capital
         10% MSCI        Bond         International  S&P    Fund For
         Index           Index        Index          500         Life
---------------------------------------------------------------------
03/01/93  $10,000       $10,000        $10,000      $10,000   $10,000
12/31/93  $10,932       $10,583        $12,966      $10,768   $10,842
12/31/94  $11,091       $10,275        $14,629      $10,909   $10,607
12/31/95  $14,158       $12,173        $15,036      $15,004   $12,603
12/31/96  $16,228       $12,615        $13,746      $18,447   $13,935
12/31/97  $19,936       $13,832        $10,263      $24,600   $15,966
12/31/98  $24,545       $15,034        $10,539      $31,635   $18,149
12/31/99  $29,107       $14,911        $16,612      $38,288   $22,109


                        --------------------------------------------
                        |  Average Annual Total Return             |
                        |  For The Period Ended December 31, 1999  |
                        |                                          |
                        |      One Year               21.82%       |
                        |      Five Years             15.82%       |
                        |      3/1/93 (Inception)     12.30%       |
                        |                                          |
                        --------------------------------------------

Total Return for the Fund includes reinvestment of dividends and distributions. It does not reflect charges for the variable annuity contracts thereunder whose proceeds are invested in the Fund. Past performance is not predicative of future performance.

                   Report of Independent Auditors


To the Shareholders and Board of Trustees
The GCG Trust - The Fund For Life Series

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of The GCG Trust - The Fund For Life Series (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The GCG Trust - The Fund For Life Series at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                             /S/Ernst & Young LLP

Philadelphia, Pennsylvania
February 9, 2000

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================

                 STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 1999



ASSETS

    INVESTMENTS, AT VALUE (COST $196,204)
         (NOTES 1 AND 4)                                   $280,340

    CASH                                                         69
    DIVIDENDS RECEIVABLE                                        251
                                                           --------
 TOTAL ASSETS                                               280,660
                                                           --------


LIABILITIES

   PAYABLE FOR SHARES OF BENEFICIAL INTEREST REDEEMED             7
   ACCRUED EXPENSES                                           6,742
                                                           --------

TOTAL LIABILITIES                                             6,749
                                                           --------

NET ASSETS                                                 $273,911


NET ASSETS CONSIST OF

   PAID-IN CAPITAL                                         $176,592
   ACCUMULATED NET REALIZED GAIN/(LOSS) ON SECURITIES        13,183
   NET UNREALIZED APPRECIATION OF INVESTMENTS                84,136
                                                           --------
NET ASSETS                                                 $273,911
                                                           ========


    SHARES OF BENEFICIAL INTEREST OUTSTANDING,
        $.001 PAR VALUE                                      33,531
                                                           ========



NET ASSET VALUE AND REDEMPTION PRICE PER SHARE               $ 8.17
                                                           ========

                 See notes to financial statements.

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================

                       STATEMENT OF OPERATIONS
                FOR THE YEAR ENDED DECEMBER 31, 1999


INVESTMENT INCOME

    DIVIDENDS                                               $ 4,979
                                                            -------

EXPENSES

    MANAGEMENT & ADMINISTRATIVE FEES (NOTE 2)                   714
    AUDITING FEES                                             4,000
    FUND ACCOUNTING FEES (NOTE 2)                               595
    CUSTODY (NOTE 2)                                          1,620
    TRUSTEES FEES AND EXPENSES (NOTE 2)                          40
    OTHER OPERATING EXPENSES                                    313
                                                            -------

    TOTAL EXPENSES                                            7,282
    FEES WAIVED AND EXPENSES REIMBURSED BY MANAGER (NOTE 2)  (1,331)
                                                            -------

NET EXPENSES                                                  5,951
                                                            -------

NET INVESTMENT LOSS                                            (972)
                                                            -------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

    NET REALIZED GAIN ON INVESTMENTS                          1,782
    NET REALIZED GAIN FROM CAPITAL GAIN DISTRIBUTIONS        13,183
    NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS     34,951
                                                            -------


NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS              49,916
                                                            -------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $48,944
                                                            =======


                 See notes to financial statements.

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================

                 STATEMENTS OF CHANGES IN NET ASSETS
      FOR THE YEARS ENDED DECEMBER 31, 1999 & DECEMBER 31, 1998

                                                1999         1998
                                                ----         ----
FROM OPERATIONS

    NET INVESTMENT INCOME (LOSS)            $   (972)    $    839
    NET REALIZED GAIN ON INVESTMENTS AND
    CAPITAL GAIN DISTRIBUTIONS                14,965       11,004
    NET CHANGE IN UNREALIZED APPRECIATION
    OF INVESTMENTS                            34,951       15,703
                                            --------     --------

    NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS                           48,944       27,546
                                            --------     --------

DISTRIBUTIONS TO SHAREHOLDERS FROM

    NET INVESTMENT INCOME                     (1,003)      (2,600)
    RETURN OF CAPITAL    `                   (12,331)          --
    NET REALIZED GAIN ON INVESTMENT AND
    CAPITAL GAIN DISTRIBUTIONS               (12,622)     (17,125)
                                            --------     --------
                                             (25,956)     (19,725)

FROM BENEFICIAL INTEREST TRANSACTIONS
    PROCEEDS FROM SALES OF SHARES                 --           --
    DISTRIBUTIONS REINVESTED                  25,951       19,725
    COST OF SHARES REDEEMED                   (2,401)      (2,098)
                                            --------     --------

     INCREASE IN NET ASSETS DERIVED FROM
        BENEFICIAL INTEREST TRANSACTIONS      23,550       17,627
                                            --------     --------

    NET INCREASE IN NET ASSETS                46,538       25,448

NET ASSETS

    BEGINNING OF YEAR                        227,373      201,925
                                            --------     --------

    END OF YEAR                             $273,911     $227,373
                                            ========     ========

    UNDISTRIBUTED NET INVESTMENT INCOME       $   --       $1,003
                                              ======       ======


                 See notes to financial statements.

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST
                        FINANCIAL HIGHLIGHTS
FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH PERIOD


                     FOR THE   FOR THE   FOR THE   FOR THE   FOR THE
                       YEAR      YEAR      YEAR      YEAR      YEAR
                      ENDED     ENDED     ENDED     ENDED     ENDED
                    12/31/99   12/31/98  12/31/97  12/31/96  12/31/95
                     --------  -------   --------  --------  --------
PER SHARE OPERATING
PERFORMANCE

NET ASSET VALUE,
BEGINNING OF PERIOD   $  7.45   $  7.25   $  7.61   $ 10.95   $  9.23
                      -------   -------   -------   -------   -------

NET INVESTMENT INCOME
(LOSS) #                 0.00      0.03      0.03      0.01     (0.24)
                      -------   -------   -------   -------   -------
NET GAIN (LOSS) ON
INVESTMENTS -- REALIZED
AND UNREALIZED           1.56      0.88      1.09      0.88      1.98
                      -------   -------   -------   -------   -------

TOTAL FROM INVESTMENT
OPERATIONS               1.56      0.91      1.12      0.89      1.74
                      -------   -------   -------   -------   -------

LESS DISTRIBUTIONS:

DISTRIBUTIONS FROM
NET INVESTMENT
  INCOME                 0.03      0.09      0.13      0.00      0.02

RETURN OF CAPITAL        0.39        --        --        --        --

DISTRIBUTIONS FROM NET
REALIZED CAPITAL GAINS   0.42      0.62      1.35      4.23      0.00
                      -------   -------   -------   -------   -------

TOTAL DISTRIBUTIONS      0.84      0.71      1.48      4.23      0.02
                      -------   -------   -------   -------   -------

NET ASSET VALUE, END
OF PERIOD             $  8.17   $  7.45   $  7.25   $  7.61   $ 10.95
                      =======   =======   =======   =======   =======

TOTAL RETURN            21.82%    13.67%    14.58%    10.57%    18.79%

RATIOS AND
SUPPLEMENTAL DATA

TOTAL NET ASSETS, END
OF PERIOD (000'S
  OMITTED)               $274      $227      $202      $201      $333

RATIO OF EXPENSES TO
AVERAGE NET
ASSETS                   2.50%     2.50%     2.50%     2.56%     4.25%

DECREASE REFLECTED IN
ABOVE  EXPENSE
  RATIO DUE TO
  WAIVERS AND/OR
  REIMBURSEMENTS         0.56%     3.27%    12.06%     9.45%     0.68%

RATIO OF NET
INVESTMENT INCOME
(LOSS) TO AVERAGE NET
ASSETS                  (0.41%)    0.40%     0.40%     0.10%    (2.32%)

PORTFOLIO TURNOVER
RATE                     2.08%     0.00%     8.94%     6.87%     5.68%


   # Per share data numbers have been calculated using the average share method.

                 See notes to financial statements.

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================

                      PORTFOLIO OF INVESTMENTS
                          DECEMBER 31, 1999



INVESTMENT IN SHARES OF OPEN-END         NUMBER OF
--------------------------------         ---------
MUTUAL FUNDS                             SHARES      VALUE (NOTE 1)
------------                             ------      --------------


AIM CONSTELLATION FUND                      921       $ 37,300
AIM WEINGARTEN FUND                       1,239         37,312
THE GUARDIAN PARK AVENUE FUND               614         36,497
MERRILL LYNCH PACIFIC FUND, INC.,
CLASS A                                   1,128         37,359
DAVIS NEW YORK VENTURE FUND, INC.         1,072         30,827
SCUDDER INCOME FUND                       1,921         23,509
UNITED INCOME FUND                        3,918         31,861
VANGUARD INVESTMENT GRADE CORPORATE
BOND FUND                                 2,786         22,598
VANGUARD FIXED INCOME GNMA FUND           2,340         23,077
                                                      --------

    TOTAL INVESTMENTS (COST $196,204*)
      (NOTES 1 AND 4)                       102%       280,340
    LIABILITIES IN EXCESS OF OTHER
      ASSETS                                 (2)%       (6,429)
                                         ------       --------

    NET ASSETS                              100%      $273,911
                                         ======       ========


*Aggregate cost for Federal tax purposes.











                 See notes to financial statements.

                      THE FUND FOR LIFE SERIES
                                 OF
                            THE GCG TRUST

=====================================================================
                    NOTES TO FINANCIAL STATEMENTS

1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       The GCG Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management company. The Trust was organized as a Massachusetts business trust on August 3, 1988 with an unlimited number of shares of beneficial interest with a par value of $0.001 each. At December 31, 1999, the Trust had twenty-four operational portfolios (the "Series"): The Fund For Life Series (the "Fund"), Liquid Asset Series, Limited Maturity Bond Series, Hard Assets Series, All-Growth Series, Real Estate Series, Fully Managed Series, Equity Income Series (formerly Multiple Allocation Series), Capital Appreciation Series, Rising Dividends Series, Managed Global Series, Emerging Markets Series, Market Manager Series, Value
 Equity   Series,   Strategic  Equity  Series,  Small   Cap   Series,
 Developing World Series, Growth Opportunities Series, Mid-Cap Growth Series, Research Series, Total Return Series, Growth Series (formerly Value + Growth Series), Capital Growth Series (formerly Growth & Income Series), and Global Fixed Income Series. All of the Series, including the Fund, are diversified, except for Hard Assets Series, Managed Global Series, Mid-Cap Growth Series, and Market Manager Series. The information presented in these financial statements pertains only to the Fund. The financial information for the other Series of the Trust is presented under separate cover. The Fund serves as an investment medium for variable annuity contracts offered by Golden American Life Insurance Company ("Golden American"), a wholly owned subsidiary of the Equitable of Iowa Companies, Inc. ("Equitable of Iowa"), an indirect wholly owned subsidiary of ING Groep N.V. ("ING").

       The preparation of these financial statements in accordance with generally accepted accounting principles incorporates estimates made by management in determining the reported amounts of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States.

       Federal Income Taxes: No provision for federal income taxes has been made since the Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute its taxable income to shareholder sufficiently to relieve it from substantially all Federal income taxes.

     Valuation: Investments in open-end mutual funds are valued at their respective net asset value at the end of each day. Net asset values for these investments are supplied by market quotation services. The net asset values supplied by these market quotation services are calculated in accordance with the Act. Among other things, the Act requires that mutual funds value the securities they hold in their portfolios at their current market value (generally the last reported sales price of the security).

       Other investments of the Fund, if any, are valued at their current market value as determined by market quotations. Securities having 60 days or less remaining to maturity are valued at their amortized cost.

       Other:   Investment transactions are recorded on  trade  date.
 Dividend income and distributions to shareholders are recorded on the ex-dividend date. Estimated expenses are accrued daily.

       Realized gains and losses from investment transactions are recorded on an identified cost basis which is the same basis the Fund uses for federal income tax purposes.


2.   MANAGEMENT AND ADMINISTRATIVE FEES, AND OTHER TRANSACTIONS WITH
     AFFILIATES

       In its capacity as Manager and Administrator, DSI provides investment advisory services and other services reasonably necessary for the operation of the Fund. Management and administrative fees are paid to DSI at annual rates of 0.10% and 0.20%, respectively, of the value of the average daily net assets of the Fund. For the year ended December 31, 1999, the Fund waived $238 and $476 in compensation for management and administrative services, respectively.

       DSI also provides accounting services to the Fund. For fund accounting services, the Fund pays to DSI an annual fee of 0.25% of the value of the average daily net assets of the Fund. For the year ended December 31, 1999 such fees amounted to $595. Pursuant to a custodian agreement, Bank of New York is custodian for the Fund.

       During the year ended December 31, 1999, DSI voluntarily waived its fees and reimbursed the Fund $1,331 in operating expenses.

       Investors in the Fund should recognize that an investment in the Fund bears not only a proportionate share of the expenses of the Fund (including operating costs and management fees) but also indirectly similar expenses of the underlying mutual funds in which the Fund invests. Investors also bear their proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the mutual fund investments. In addition, shareholders of the Fund may indirectly bear expenses paid by a mutual fund in which the Fund invests related to the distribution of the mutual fund's shares.

     Certain officers and trustees of the Trust are also officers and/or directors of DSI, Golden American and other Equitable of Iowa companies.

3.  SHARES OF BENEFICIAL INTEREST

       The Fund has an unlimited number of $0.001 par value shares of beneficial interest authorized. For the years ended December 31, 1999 and December 31, 1998, the Fund had the following transactions in shares of beneficial interest. Except for reinvested distributions, the Trust no longer accepts investments in the Fund from new investors.

                               1999                 1998
                         SHARES    AMOUNT     SHARES    AMOUNT
                         ------    ------     ------    ------

      Sold                   --   $    --         --   $    --
      Distributions
      Reinvested          3,350    25,951      2,935    19,725
      Redeemed             (311)   (2,401)      (284)   (2,098)
                          -----   -------      -----   -------

      Net increase/
        (decrease)        3,039   $23,550      2,615  $(17,627)
                          =====   =======      =====  ========

       As of December 31, 1999, Golden American has an investment in the fund of 2,706 shares with a total net asset value of $22,108 representing 8.0% of the shares outstanding.


4.  INVESTMENTS

      At December 31, 1999, the gross unrealized appreciation and depreciation for Federal income tax purposes were as follows:

   Gross Unrealized Appreciation                  $ 87,195
   Gross Unrealized Depreciation                    (3,059)
                                                  --------
   Net Unrealized Appreciation                    $ 84,136
                                                  ========

   Purchases and Sales of Investments Were As
   Follows:

   Cost of Purchases                              $ 18,019
   Cost of Sales                                  $  5,054

5.  PLAN OF SUBSTITUTION
      During 1996, the Board of Trustees instructed management to file with the Securities and Exchange Commission ("SEC"), an application for an order ("Order") to accept the substitution of shares of the Fund for shares of the Fully Managed Series, one of the series of the Trust. The Trust plans to file the formal application in 2000. The substitution will occur as soon as practicable after the Order is issued by the SEC. Within five days after the substitution, Golden American will send to owners of contracts written notice of the substitution stating that shares of the Fund have been eliminated and that the shares of Fully Managed Series have been substituted.